UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 2054
                                    Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
Check here if Amendment [X]; Amendment Number: 001

This Amendment (Check only one.):[X] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      201 Main Street, Suite 1555
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas January 16, 2009

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                               FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 29

Form 13F Information Table Value Total:  $65,497 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                         FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE

*** TRANSOCEAN LTD            COMMON            H8817H100   2363  50000       SH       SOLE                 50000       0     0
*** GOLDCORP INC              COMMON            380956409   2207  70000       SH       SOLE                 70000       0     0
*** MILLICOM INTERNATIONAL    OTC IS            L6388F110   1796  40000       SH       SOLE                 40000       0     0
YAMANA GOLD INC.              OTC IS            98462Y100   2316  300000      SH       SOLE                 300000      0     0
ACUITY BRANDS INC.            COMMON            00508Y102   2095  60000       SH       SOLE                 60000       0     0
AMEDISYS INC                  OTC               023436108   2687  65000       SH       SOLE                 65000       0     0
ASPENBIO PHARMA INC           OTC IS            045346103   2556  414232      SH       SOLE                 414232      0     0
CASH AMERICA INVESTMENTS INC  COMMON            14754D100   6134  224285      SH       SOLE                 224285      0     0
CECO ENVIRONMENTAL CORP       OTC IS            125141101   451   186200      SH       SOLE                 186200      0     0
CKE RESTAURANT INC.           COMMON            12561E105   2213  255000      SH       SOLE                 255000      0     0
CONCEPTUS INC.                OTC               206013107   2478  162826      SH       SOLE                 162826      0     0
CRUSADER ENERGY GROUP INC     OTC IS            228834107   591   505500      SH       SOLE                 505500      0     0
DISCOVERY COMM                COMMON            25470F104   1204  85000       SH       SOLE                 85000       0     0
EXIDE TECHNOLOGIES            OTC               302051206   1978  374000      SH       SOLE                 374000      0     0
GRAFTECH INTL                 COMMON            384313102   416   50000       SH       SOLE                 50000       0     0
I-FLOW CORP NEW               OTC IS            449520303   1521  316800      SH       SOLE                 316800      0     0
INTERWOVEN INC                OTC IS            46114T508   3849  305479      SH       SOLE                 305479      0     0
INVERNESS MED TECHNOLOGY INC  COMMON            46126P106   4633  245000      SH       SOLE                 245000      0     0
NII HOLDINGS INC              BONDS             62913FAJ1   606   1000000     SH       SOLE                 1000000     0     0
PALADIN RESOURCES LTD         OTC IS            Q7264T104   1830  1000000     SH       SOLE                 1000000     0     0
PENN OCTANE CORP.             OTC IS            707573101   18    11900       SH       SOLE                 11900       0     0
PEOPLES UTD FINL              OTC               712704105   2675  150000      SH       SOLE                 150000      0     0
PETROHAWK ENERGY CORPORATION  COMMON            716495106   3126  200000      SH       SOLE                 200000      0     0
QUICKSILVER RESOURCES         COMMON            74837RABO   1245  2000000     SH       SOLE                 2000000     0     0
QUIDEL CORP.                  OTC IS            74838J101   2405  184000      SH       SOLE                 184000      0     0
RADNET INC                    OTC IS            750491102   2253  672500      SH       SOLE                 672500      0     0
RANGE RES CORP                COMMON            75281A109   3095  90000       SH       SOLE                 90000       0     0
SCHNITZER STELL IND           OTC               806882106   1694  45000       SH       SOLE                 45000       0     0
SUN HEALTHCARE GROUP INC.     OTC IS            866933401   5062  572000      SH       SOLE                 572000      0     0
    Page Column Totals                                      65497